Restricted Net Assets - Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Restricted Net Assets
Net income attributable to shareholders of Hywin Holdings Ltd.	¥ 129,881	$ 18,707	¥ 235,869	¥ 207,657
Parent Company
Restricted Net Assets
Share of income from subsidiaries and VIEs	129,881	18,707	235,869	207,657
Net income attributable to shareholders of Hywin Holdings Ltd.	¥ 129,881	$ 18,707	¥ 235,869	¥ 207,657